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Supplement Dated December 1, 2008
to
Prospectus Dated May 1, 2008

For
Protective Access XL NY Variable Annuity Contracts
Issued On or After December 1, 2008

Issued by
Protective Life and Annuity Insurance Company
Variable Annuity Account A of Protective Life

        This Supplement amends certain information contained in your variable annuity product prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference. The changes outlined in this Supplement are only applicable for Contracts issued on or after December 1, 2008. These changes affect:

    •
    The standard death benefit;

    •
    The Asset Allocation Models; and

    •
    The investment Allocation Guidelines and Restrictions for the SecurePay guaranteed lifetime withdrawal benefit rider.

Changes in Death Benefits

        Change in Standard Death Benefit.    For Contracts issued on or after December 1, 2008, we no longer offer the Contract Value Death Benefit option. Please disregard all references in the Prospectus to the Contract Value Death Benefit.

        Your standard death benefit option is the Return of Purchase Payments Death Benefit, included with your Contract at no additional charge. When you apply for your Contract, you also have the option to select the Maximum Anniversary Value death benefit for an additional charge, but only if the oldest Owner is younger than 76 on the Effective Date of the Contract. Information regarding the Return of Purchase Payments Death Benefit and the Maximum Anniversary Value Death Benefit is provided on Pages 37 and 38 of the Prospectus.

         Death Benefit Fees.    For Contracts issued on or after December 1, 2008, we will not assess a death benefit fee for the Return of Purchase Payments Death Benefit. Please disregard all references in the Prospectus to the Return of Purchase Payments Death Benefit death benefit fee.

        In addition, the CoverPay Fee for the Optional Maximum Anniversary Value Death Benefit is lowered from 0.30% to 0.20% of the death benefit value on each Monthly Anniversary Day, beginning on the 1st Monthly Anniversary Day. The ValuPay Fee for the Maximum Anniversary Value Death Benefit is unchanged.

         Mortality and Expense Risk Charge.    For Contracts issued on or after December 1, 2008, we will increase the mortality and expense risk charge from 1.40% to 1.50% of the average Variable Account value.

        The following table replaces the Periodic Charges table on page 5 of the Prospectus.

PERIODIC CHARGES
(other than Fund expenses)

Annual Contract Maintenance Fee	None
Variable Account Annual Expenses (as a percentage of average Variable Account value)
Mortality and Expense Risk Charge		1.50%
Administration Charge		0.15%

Total Variable Account Annual Expenses (without death benefit fee)		1.65%

Monthly Maximum Anniversary Value Death Benefit Fee(1)
CoverPay Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Day, beginning on the 1st Monthly Anniversary Day)
0.20%
—or—

ValuPay Fee(2) (annual dollar amount per $1,000 of Net Amount at Risk on each Monthly Anniversary Day, beginning on the 13th Monthly Anniversary Day)
Maximum: (age 95 or more)	$227.28 ($18.94 per month)
Fee at age 61	$12.12 ($1.01 per month)
Minimum: (age 50 or less)	$3.00 ($0.25 per month)

  Monthly Optional SecurePay Fee(3) (as an annualized percentage of the Benefit Base(4) on each Monthly Anniversary Day, beginning with the 1st Monthly Anniversary Day following election of the rider)

	Maximum	Current
SecurePay rider
Purchase of SecurePay rider at time of Contract Purchase	0.95%	0.50%
Purchase of SecurePay rider under RightTimeSM option	0.95%	0.60%
SecurePay rider with SecurePay R72 Benefit
Purchase of SecurePay rider at time of Contract Purchase	1.40%	0.70%
Purchase of SecurePay rider under RightTimeSM option	1.60%	0.80%
SecurePay rider with SecurePay GMAB
Purchase of SecurePay rider at time of Contract Purchase	1.30%	0.65%
Purchase of SecurePay rider under RightTimeSM option	1.50%	0.75%
SecurePay rider with SecurePay R72 Benefit and SecurePay GMAB
Purchase of SecurePay rider at time of Contract Purchase	1.70%	0.85%
Purchase of SecurePay rider under RightTimeSM option	1.90%	0.95%
  (1)
  There are two death benefits available under the Contract: (1) the Return of Purchase Payments Death Benefit; and (2) the Maximum Anniversary Value Death Benefit. For more information on these death benefit values and how they are calculated, please see the "DEATH BENEFIT" section of this prospectus. We assess a fee for the Maximum Anniversary Value Death Benefit. When you purchase your Contract, you elect either the CoverPay Fee or the ValuPay Fee if you purchase the Maximum Anniversary Value Death Benefit. There is no death benefit fee for the Return of Purchase Payments Death Benefit. (See "Charges and Deductions, Death Benefit Fee.").
  (2)
  The ValuPay fee is based on the Net Amount at Risk and the oldest Owner's age. If the Net Amount at Risk remains the same, the ValuPay fee will increase over time as the age of the oldest Owner increases. (See "Charges and Deductions, ValuPay Fee.")
  (3)
  If we increase the SecurePay Fee, we will give you at least 30 days' notice prior to the increase. You may elect not to pay the increase in your SecurePay Fee and your SecurePay rider will not terminate, but your current Benefit Base will be capped at its then current value (i.e., your SecurePay Anniversary Value will be reset to $0) and you will give up the opportunity for any future increases in the Benefit Base if your Contract Value exceeds your Benefit Base on subsequent Contract Anniversaries. You will continue to be assessed your current SecurePay Fee. If you have purchased the SecurePay R72 Benefit, we also will no longer calculate the SecurePay Roll-up Value when determining your Benefit Base if you elect not to pay the increase in your SecurePay Fee. If you have purchased the SecurePay GMAB and you elect not to pay the increase in your SecurePay Fee, you also will not be permitted to "step-up" the GMAB Guaranteed Amount or repurchase the SecurePay GMAB following its termination. You will continue to be assessed your current SecurePay Fee, even though you will no longer be entitled to additional SecurePay Roll-up Values, additional "step-ups" of the GMAB Guaranteed Amounts and/or repurchase the SecurePay GMAB following its termination. See "GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("SecurePay") with RightTimeSM Option" in this prospectus.
  (4)
  The Benefit Base is a value used to calculate the Annual Withdrawal Amounts, and the fees charged, under the SecurePay rider. On the Rider Effective Date, your initial Benefit Base is equal to your Contract Value. For more information on the SecurePay Benefit, the Benefit Base and how it is calculated, please see "GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("SecurePay") with RightTimeSM option" in this prospectus.

         Example of Charges.    The following section replaces the "Example of Charges" section on pages 7 and 8 of the Prospectus:

Example of Charges

        The following example is intended to help you compare the cost of investing in this Contract with the cost of investing in other variable annuity contracts. The example shows the costs of investing in the Contract, including owner transaction expenses, Variable Account Charges, the death benefit fee (assuming you elected the Maximum Anniversary Value Death Benefit with the CoverPay Fee), at both maximum and minimum total Annual Fund Operating Expenses, depending on whether and when you purchased the SecurePay rider with the SecurePay R72 Benefit and the SecurePay GMAB. Please note that while election of the Maximum Anniversary Value Death Benefit with the CoverPay Fee is assumed in the following example, under certain circumstances, the ValuPay fee for the Maximum Anniversary Value Death Benefit may be more expensive, depending on the oldest Owner's age and the Net Amount at Risk. The example assumes that all Contract Value is allocated to the Variable Account. The example does not reflect transfer fees or premium taxes, which may range up to 3.5% depending on the jurisdiction.

        The example assumes that you invest $10,000 in the Contract for the periods indicated. The example also assumes that your investment has a 5% return each year.

        If you surrender, annuitize* or remain invested in the Contract at the end of the applicable time period:

        With SecurePay rider with the SecurePay R72 Benefit and the SecurePay GMAB selected under RightTimeSM option (reflecting the current charge):

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	460	1,403	2,380	4,984
Minimum Fund Expenses	318	985	1,699	3,715

        With SecurePay rider with the SecurePay R72 Benefit and the SecurePay GMAB selected at time of purchase of the Contract (reflecting the current charge):

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	450	1,373	2,327	4,867
Minimum Fund Expenses	308	954	1,644	3,589

        With no SecurePay rider selected:

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	366	1,112	1,878	3,876
Minimum Fund Expenses	223	688	1,178	2,526
    *
    If you annuitize your Contract within 3 years after we accept a Purchase Payment, we will impose certain conditions and your Annuity Value will not be eligible for the PayStream bonus. For more information, see "ANNUITY PAYMENTS, Annuity Commencement Date, Changing the Annuity Commencement Date." Neither the death benefit fee nor the SecurePay Fee apply after the Annuity Commencement Date.

        Please remember that the example is an illustration and does not guarantee the amount of future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% rate of return assumed in the example.

         Example of Death Benefit Fees.    The following Maximum Anniversary Value Death Benefit death benefit fee examples replace the death benefit fee examples on Pages 66 and 67 of the Prospectus.

EXAMPLE 1

Contract Value:	$100,000
Maximum Anniversary Value Death Benefit value:	$110,000
Net Amount at Risk for Maximum Anniversary Value Death Benefit	$10,000

	Maximum Anniversary Value Death Benefit
	CoverPay Fee	ValuPay Fee
Owner's age 61	$18.35	$10.06
Owner's age 76	$18.35	$38.60

EXAMPLE 2

Contract Value:	$85,000
Maximum Anniversary Value Death Benefit value:	$110,000
Net Amount at Risk for Maximum Anniversary Value Death Benefit	$25,000

	Maximum Anniversary Value Death Benefit
	CoverPay Fee	ValuPay Fee
Owner's age 61	$18.35	$25.13
Owner's age 76	$18.35	$95.74

EXAMPLE 3

Contract Value:	$110,000
Maximum Anniversary Value Death Benefit value:	$110,000
Net Amount at Risk for Maximum Anniversary Value Death Benefit	$0

	Maximum Anniversary Value Death Benefit
	CoverPay Fee	ValuPay Fee
Owner's age 61	$18.35	$0.00
Owner's age 76	$18.35	$0.00

EXAMPLE 4

Contract Value:	$115,000
Maximum Anniversary Value Death Benefit value:	$115,000
Net Amount at Risk for Maximum Anniversary Value Death Benefit	$0

	Maximum Anniversary Value Death Benefit
	CoverPay Fee	ValuPay Fee
Owner's age 61	$19.18	$0.00
Owner's age 76	$19.18	$0.00

 Asset Allocation Models

        For Contracts issued on or after December 1, 2008, the Asset Allocation Models described on pages 20 and 21 of the Prospectus are not available. Please disregard all references in the Prospectus to the Asset Allocation Models or the Model Portfolios.

SecurePay Investment Restrictions

        For Contracts issued on or after December 1, 2008, the Allocation Guidelines and Restrictions under the SecurePay rider have changed from those described in the Prospectus. Instead of requiring that you allocate your Contract Value in accordance with a model allocation portfolio, you will be required to allocate your Contract Value among three Investment Categories, as described below. We believe this will give you more freedom in structuring your investment allocations. Please replace the discussion of the SecurePay Allocation Guidelines and Restrictions on pages 42 and 43 of the Prospectus with the following.

        If you select the SecurePay rider, you must allocate your Contract Value and Purchase Payments among the three categories of Sub-Accounts listed below, or you may allocate your Purchase Payments to the dollar cost averaging ("DCA") Fixed Account(s), provided that transfers from the DCA Fixed Account are allocated to the Sub-Accounts in accordance with these Allocation Guidelines and Restrictions.

        The following SecurePay Allocation Guidelines and Restrictions specify the minimum and maximum percentages of your Contract Value that must be allocated to each category for you to remain eligible for benefits under the SecurePay rider. You can select the percentage of Contract Value to allocate to individual Sub-Accounts within each category, but the total investment for all Sub-Accounts in a category must comply with the specified minimum or maximum percentages for that category.

        If you desire to change your allocation percentages, you may submit new allocation instructions to us in writing. If you instruct us to allocate Purchase Payments or Contract Value, or to take withdrawals or partial surrenders, in a manner that does not satisfy the Allocation Guidelines and Restrictions (a "Prohibited Allocation Instruction"), we will terminate your SecurePay rider. For example, if you instruct us to transfer 40% of your Contract Value to the Fidelity VIP Contrafund Sub-Account, we will consider this to be a Prohibited Allocation Instruction because the maximum allocation you may make to the Sub-Accounts in Category 3 is 30% of your Contract Value. If we terminate your SecurePay rider due to a Prohibited Allocation Instruction, you may reinstate the rider subject to certain conditions. See "Reinstating the SecurePay Rider Within 30 Days of Termination" in the Prospectus.

        In general, the Allocation Guidelines and Restrictions focus on investment strategies that:

  •
  include conservative, high quality bond funds;

  •
  combine bond funds and growth stock funds; or

  •
  emphasize growth stock funds while including a significant weighting of bond funds.

        Each of these required allocations seeks to provide income and/or capital appreciation while avoiding excessive risk. These Allocation Guidelines and Restrictions may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.

        NOTE: You may not allocate any of your Purchase Payments or Contract Value to the Fixed Account.

Category 1
Minimum Allocation: 35%
Maximum Allocation: 100%

Fidelity VIP Investment Grade Bond Franklin US Government Lord Abbett Bond Debenture	Oppenheimer Money Fund Oppenheimer Strategic Bond Van Kampen Government

Category 2
Minimum Allocation: 0%
Maximum Allocation: 65%

American Asset Allocation
Fidelity Income
Fidelity VIP Equity Income
Fidelity VIP Freedom Fund 2015
Fidelity VIP Freedom Funds 2020
Fidelity VIP Index 500
Franklin Rising Dividends
Goldman Sachs Capital Growth
Goldman Sachs Growth and Income
Goldman Sachs Structured US Equity
Lord Abbett America's Value	Lord Abbett Growth and Income
Lord Abbett Large Cap Core
MFS Investors Growth Stock
MFS Investors Trust
MFS Total Return
Mutual Shares
Oppenheimer Main Street
Van Kampen Comstock
Van Kampen Growth and Income
Van Kampen UIF Equity and Income

Category 3
Minimum Allocation: 0%
Maximum Allocation: 30%

Fidelity VIP Contrafund
Fidelity VIP Growth
Fidelity VIP Mid Cap
Franklin Flex Cap Growth
Franklin Small-Mid Cap Growth
Goldman Sachs Strategic Intl. Equity
Goldman Sachs Structured Small Cap Equity
Lord Abbett Growth Opportunities
Lord Abbett International
Lord Abbett Mid-Cap Value
MFS Growth
MFS New Discovery
MFS Research	MFS Utilities
Oppenheimer Capital Appreciation
Oppenheimer Global Securities
Oppenheimer High Income
Oppenheimer MidCap
Templeton Foreign
Templeton Global Income
Templeton Growth
Van Kampen Capital Growth
Van Kampen Enterprise
Van Kampen Mid Cap Growth
Van Kampen UIF Global Real Estate
Van Kampen UIF International Growth

         Changes to the Allocation Guidelines and Restrictions.    We, in our sole discretion, determine whether a Sub-Account is classified as Category 1, Category 2, or Category 3. We may change the list of Sub-Accounts in a category, change the number of categories, change the minimum or maximum percentages of Contract Value required or permitted within a category, or change the investment options that are or are not available to you, at any time, in our sole discretion. We may make such modifications any time we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay rider. We will provide you prior written notice of any change to the Allocation Guidelines and Restrictions.

        If you receive notice of a change to the Allocation Guidelines and Restrictions, you are not required to take any action. We will apply the new Allocation Guidelines and Restrictions to additional Purchase Payments or to future transfers of Contract Value only (not including transfers made to reallocate your Contract Value under the portfolio rebalancing program). However, you will not be able to make additional Purchase Payments or transfers of Contract Value until your current allocation instructions meet the Allocation Guidelines and Restrictions in effect at that time (although you will still be required to participate in the portfolio rebalancing program). This means if you make additional Purchase Payments or transfers of Contract Value that do not meet the new Allocation Guidelines and Restrictions, we will automatically terminate your SecurePay rider, subject to your right to reinstate the rider within 30 days of termination. See "Reinstating the SecurePay Rider Within 30 Days of Termination" in the Prospectus.

         Portfolio Rebalancing.    You must elect portfolio rebalancing if you select the SecurePay rider. Under this program, we will "re-balance" your Contract Value based on your allocation instructions in effect at the time of the rebalancing. You may specify rebalancing on a quarterly, semi-annual, or annual basis. If you do not specify the period, we will rebalance your Contract Value annually. We will also rebalance your Contract Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions. (See "Portfolio Rebalancing" in the Prospectus.)

        Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion, but we will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.

        If you terminate the rebalancing of your Contract Value, we will consider this to be a Prohibited Allocation Instruction and we will terminate your SecurePay rider.

Supplement Dated December 1, 2008
to
Prospectus Dated May 1, 2008

For
Protective Access XL NY Variable Annuity Contracts
Issued Before December 1, 2008

Issued by
Protective Life and Annuity Insurance Company
Variable Annuity Account A of Protective Life

        This Supplement amends certain information contained in your variable annuity product prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference. The changes outlined in this Supplement are only applicable for Contracts issued before December 1, 2008. These changes affect:

  •
  The Asset Allocation Models; and

  •
  The investment Allocation Guidelines and Restrictions for the SecurePay guaranteed lifetime withdrawal benefit rider.

Asset Allocation Models

        Effective December 1, 2008, the Asset Allocation Models described on pages 20 and 21 of the Prospectus will no longer be available. However, if you have Contract Value in a Model Portfolio on December 1, 2008, your Contract Value and additional Purchase Payments will remain allocated in accordance with that model until you request a change in this allocation.

SecurePay Investment Restrictions

        Effective December 1, 2008, the Allocation Guidelines and Restrictions under the SecurePay rider have changed from those described in the Prospectus. Instead of requiring that you allocate your Contract Value in accordance with a model allocation portfolio, you will be required to allocate your Contract Value among three Investment Categories, as described below. We believe this will give you more freedom in structuring your investment allocations.

  •
  If you elect the SecurePay rider on or after December 1, 2008, your Contract Value must be allocated in accordance with the new Allocation Guidelines and Restrictions described below.

  •
  If you elected the SecurePay rider before December 1, 2008, your Contract Value and additional Purchase Payments will remain allocated in accordance with the applicable Model Portfolio until you request a change in this allocation. Once you request a change, your new allocation must satisfy the new Allocation Guidelines and Restrictions described below. If it does not, we will consider your allocation to be a Prohibited Allocation Instruction and we will terminate your SecurePay rider

         New Allocation Guidelines and Restrictions.    If you select the SecurePay rider, you must allocate your Contract Value and Purchase Payments among the three categories of Sub-Accounts listed below, or you may allocate your Purchase Payments to the dollar cost averaging ("DCA") Fixed Account(s), provided that transfers from the DCA Fixed Account are allocated to the Sub-Accounts in accordance with these Allocation Guidelines and Restrictions.

        The following SecurePay Allocation Guidelines and Restrictions specify the minimum and maximum percentages of your Contract Value that must be allocated to each category for you to remain eligible for benefits under the SecurePay rider. You can select the percentage of Contract Value to allocate to individual Sub-Accounts within each category, but the total investment for all Sub-Accounts in a category must comply with the specified minimum or maximum percentages for that category.

        If you desire to change your allocation percentages, you may submit new allocation instructions to us in writing. If you instruct us to allocate Purchase Payments or Contract Value, or to take withdrawals or partial surrenders, in a manner that does not satisfy the Allocation Guidelines and Restrictions (a "Prohibited Allocation Instruction"), we will terminate your SecurePay rider. For example, if you instruct us to transfer 40% of your Contract Value to the Fidelity VIP Contrafund Sub-Account, we will consider this to be a Prohibited Allocation Instruction because the maximum allocation you may make to the Sub-Accounts in Category 3 is 30% of your Contract Value. If we terminate your SecurePay rider due to a Prohibited Allocation Instruction, you may reinstate the rider subject to certain conditions. See "Reinstating the SecurePay Rider Within 30 Days of Termination" in the Prospectus.

        In general, the Allocation Guidelines and Restrictions focus on investment strategies that:

  •
  include conservative, high quality bond funds;

  •
  combine bond funds and growth stock funds; or

  •
  emphasize growth stock funds while including a significant weighting of bond funds.

        Each of these required allocations seeks to provide income and/or capital appreciation while avoiding excessive risk. These Allocation Guidelines and Restrictions may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.

        NOTE: You may not allocate any of your Purchase Payments or Contract Value to the Fixed Account.

Category 1
Minimum Allocation: 35%
Maximum Allocation: 100%

Fidelity VIP Investment Grade Bond Franklin US Government Lord Abbett Bond Debenture	Oppenheimer Money Fund Oppenheimer Strategic Bond Van Kampen Government

Category 2
Minimum Allocation: 0%
Maximum Allocation: 65%

Fidelity VIP Freedom Fund 2015
Franklin Income
MFS Total Return
American Asset Allocation
Fidelity VIP Equity Income
Fidelity VIP Freedom Funds 2020
Fidelity VIP Index 500
Franklin Rising Dividends
Goldman Sachs Capital Growth
Goldman Sachs Growth and Income
Goldman Sachs Structured US Equity	Lord Abbett America's Value
Lord Abbett Growth and Income
Lord Abbett Large Cap Core
MFS Investors Growth Stock
MFS Investors Trust
Mutual Shares
Oppenheimer Main Street
Van Kampen Comstock
Van Kampen Growth and Income
Van Kampen UIF Equity and Income

2

Category 3
Minimum Allocation: 0%
Maximum Allocation: 30%

Fidelity VIP Contrafund
Fidelity VIP Growth
Fidelity VIP Mid Cap
Franklin Flex Cap Growth
Franklin Small-Mid Cap Growth
Goldman Sachs Strategic Intl. Equity
Goldman Sachs Structured Small Cap Equity
Lord Abbett Growth Opportunities
Lord Abbett International
Lord Abbett Mid-Cap Value
MFS Growth
MFS New Discovery
MFS Research	MFS Utilities
Oppenheimer Capital Appreciation
Oppenheimer Global Securities
Oppenheimer High Income
Oppenheimer MidCap
Templeton Foreign
Templeton Global Income
Templeton Growth
Van Kampen Mid Cap Growth
Van Kampen Enterprise
Van Kampen Capital Growth
Van Kampen UIF Global Real Estate
Van Kampen UIF International Growth

         Changes to the Allocation Guidelines and Restrictions.    We, in our sole discretion, determine whether a Sub-Account is classified as Category 1, Category 2, or Category 3. We may change the list of Sub-Accounts in a category, change the number of categories, change the minimum or maximum percentages of Contract Value required or permitted within a category, or change the investment options that are or are not available to you, at any time, in our sole discretion. We may make such modifications any time we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay rider. We will provide you prior written notice of any change to the Allocation Guidelines and Restrictions.

        If you receive notice of a change to the Allocation Guidelines and Restrictions, you are not required to take any action. We will apply the new Allocation Guidelines and Restrictions to additional Purchase Payments or to future transfers of Contract Value only (not including transfers made to reallocate your Contract Value under the portfolio rebalancing program). However, you will not be able to make additional Purchase Payments or transfers of Contract Value until your current allocation instructions meet the Allocation Guidelines and Restrictions in effect at that time (although you will still be required to participate in the portfolio rebalancing program). This means if you make additional Purchase Payments or transfers of Contract Value that do not meet the new Allocation Guidelines and Restrictions, we will automatically terminate your SecurePay rider, subject to your right to reinstate the rider within 30 days of termination. See "Reinstating the SecurePay Rider Within 30 Days of Termination" in the Prospectus.

         Portfolio Rebalancing.    You must elect portfolio rebalancing if you select the SecurePay rider. Under this program, we will "re-balance" your Contract Value based on your allocation instructions in effect at the time of the rebalancing. You may specify rebalancing on a quarterly, semi-annual, or annual basis. If you do not specify the period, we will rebalance your Contract Value annually. We will also rebalance your Contract Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions. (See "Portfolio Rebalancing" in the Prospectus.)

        Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion, but we will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.

        If you terminate the rebalancing of your Contract Value, we will consider this to be a Prohibited Allocation Instruction and we will terminate your SecurePay rider.

3

QuickLinks

Supplement Dated December 1, 2008 to Prospectus Dated May 1, 2008 For Protective Access XL NY Variable Annuity Contracts Issued On or After December 1, 2008 Issued by Protective Life and Annuity Insurance Company Variable Annuity Account A of Protective Life
Changes in Death Benefits
PERIODIC CHARGES (other than Fund expenses)
Example of Charges
Asset Allocation Models
SecurePay Investment Restrictions